Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 324,386	$ 59,837
Prepaid expense		7,400
Other current asset	148,571
Total Current Assets	472,957	67,237
Other assets:
Patent and Trademark	30,400	10,400
Total Assets	503,357	77,637
Current liabilities
Accounts payable	5,000	15,000
Accrued liabilities	5,153
Officer's compensation payable	30,000
Payable to related party	12,359	102,172
Deposits		60,445
Total Current Liabilities	52,512	177,617
Total Liabilities	52,512	177,617
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value, 20,000,000 shares were authorized; none issued and outstanding at December 31, 2015 and 2014.
Common stock, $0.0001 par value, 500,000,000 shares authorized; 20,500,000 shares 20,000,000 shares issued and outstanding at December 31, 2015 and 2014, respectively	24,721	2,050
Discount on common stock	(2,050)	(2,050)
Additional paid in capital	646,735	1,751
Deficit accumulated during development stage	(218,561)	(101,731)
Total Stockholders' Equity (Deficit)	450,845	(99,980)
Total Liabilities and Stockholders' Equity	$ 503,357	$ 77,637